WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1%
	AUTO LOAN — 2.6%
100,000	ACM Auto Trust 2025-3 Series 3A B(a)		6.0800	07/20/32	$ 97,407
100,000	FHF Issuer Trust 2026-1 Series 1A A2(a)		5.4100	09/16/30	100,227
227,349	Lendbuzz Securitization Trust 2026-1 Series 1A D(a)		6.8600	02/15/33	226,564
300,000	United Auto Credit Securitization Trust 2025-1 Series 1 E(a)		7.7100	10/10/31	278,299
					702,497
	CF-CLO-CRE — 5.2%
100,000	A10 2025-FL6 Issuer, LLC Series FL6 B(a),(b)	TSFR1M + 2.392%	6.0310	05/15/42	100,062
100,000	A10 2025-FL6 Issuer, LLC Series FL6 C(a),(b)	TSFR1M + 2.791%	6.4300	05/15/42	100,062
100,000	A10 2025-FL6 Issuer, LLC Series FL6 D(a),(b)	TSFR1M + 3.390%	7.0290	05/15/42	100,062
300,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.4030	10/16/36	298,518
300,000	BRSP 2024-FL2 Ltd. Series FL2 D(a),(b)	TSFR1M + 4.841%	8.4880	08/19/37	299,436
132,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.1860	08/19/37	133,413
200,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 3.414%	7.0540	05/16/38	198,556
200,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.4020	07/21/43	199,875
					1,429,984
	CF-CLO-MML — 2.2%
150,000	Cerberus Loan Funding XL, LLC Series 1A AR(a),(b)	TSFR3M + 1.600%	5.3530	03/22/35	150,097
200,000	Owl Rock CLO XX, LLC Series 20A C(a),(b)	TSFR3M + 2.100%	5.8750	10/24/34	200,083
250,000	Twin Brook CLO 2024-1, LLC Series 1AR BR(a),(b)	TSFR3M + 2.050%	5.8390	07/20/38	249,996
					600,176
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
200,000	Adams Outdoor Advertising, L.P. Series 1 A2(a)		5.9530	07/20/56	199,664
1,000,000	Sequoia Mortgage Trust 2025-9 Series 9 A7(a),(c)		5.5000	10/25/55	970,110
					1,169,774
	CREDIT CARD — 0.9%
250,000	Prosper Credit Card 2026-1 Issuer, LLC Series 1A D(a)		6.4200	07/15/36	249,749

	NON AGENCY CMBS — 2.4%
355,000	CAMB Commercial Mortgage Trust 2021-CX2 Series D(a),(c)		2.8640	11/10/46	266,045
250,000	CHI Commercial Mortgage Trust 2026-FRKLN Series C(a),(b)	TSFR1M + 3.250%	7.0670	09/15/43	250,313
75,000	COLEM 2022-HLNE Mortgage Trust Series HLNE B(a),(c)		2.5430	04/12/42	71,634
80,816	SKY Trust 2025-LINE Series A(a),(b)	TSFR1M + 2.589%	6.2280	04/15/42	81,163
					669,155

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	OTHER ABS — 6.1%
108,520	ABPCI Direct Lending Fund A.B.S I Ltd. Series 1A B(a)	4.9350	12/29/30	$ 103,582
132,062	Golub Capital Partners A.B.S Funding 2019-1 Ltd. Series 1 AR(a)	3.1000	07/20/30	127,000
281,897	Golub Capital Partners A.B.S Funding 2021-2 Ltd. Series 2A A(a)	2.9440	10/19/29	267,584
83,648	GoodLeap Home Improvement Solutions Trust 2026-1 Series 1A A(a)	5.3100	12/20/49	83,372
100,000	Lmdv Issuer Company, LLC Series 1A A2(a)	5.3100	12/15/55	99,181
100,000	MetroNet Infrastructure Issuer, LLC Series 4A A2(a)	5.1630	12/20/55	98,533
500,000	NMABS Issuer I, LLC Series 1A C(a)	6.0700	11/22/55	490,995
90,663	OWN Equipment Fund III, LLC Series 2M A(a)	5.4200	03/27/34	89,276
149,250	PAWS 2025-1A A2(a)	6.8240	01/30/56	145,687
150,000	SCOOT 2026-1A A2 Series 1A A2(a)	6.3800	05/20/56	147,826
				1,653,036
	RMBSN — 0.7%
91,863	BRAVO Residential Funding Trust 2026-NQM1 Series A1(a),(c)	4.8300	12/25/65	90,423
94,373	New Residential Mortgage Loan Trust 2026-NQM3 Series A1(a),(c)	4.8330	02/25/66	92,793
				183,216
	WHARM — 0.7%
204,531	Sequoia Mortgage Trust 2026-MED2 Series A1A(a),(c)	5.6130	08/25/56	202,833

	TOTAL ASSET BACKED SECURITIES (Cost $6,892,051)			6,860,420

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.0%
	ADVERTISING & MARKETING — 1.4%
398,000	Stagwell Global, LLC(a)	5.6250	08/15/29	387,907

	ASSET MANAGEMENT — 0.4%
100,000	Golub Capital Private Credit Fund	5.4500	08/15/28	99,400

	CABLE & SATELLITE — 0.7%
200,000	CCO Holdings, LLC / CCO Holdings Capital(a)	7.0000	02/01/33	195,374

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 2.6%
100,000	Cimpress plc(a)	7.3750	09/15/32	$ 101,237
625,000	NES Fircroft Bondco A/S(a)	10.0000	08/13/31	636,328
				737,565
	E-COMMERCE DISCRETIONARY — 0.2%
50,000	Wayfair, Inc.(a)	6.7500	11/15/32	51,480

	ENGINEERING & CONSTRUCTION — 0.4%
100,000	Installed Building Products, Inc.(a)	5.6250	02/01/34	97,729

	ENTERTAINMENT CONTENT — 0.4%
100,000	OAK-Eagle Acquireco, Inc.(a)	8.7500	07/01/34	106,194

	HOME & OFFICE PRODUCTS — 1.2%
200,000	HNI Corporation(a)	5.1250	01/18/29	198,912
125,000	Newell Brands, Inc.	6.6250	09/15/29	127,590
				326,502
	INSURANCE — 0.4%
100,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	99,563

	INTERNET MEDIA & SERVICES — 0.4%
100,000	AP Core Holdings II, LLC(a)	11.0000	05/15/31	105,279

	LEISURE FACILITIES & SERVICES — 1.7%
50,000	Six Flags Entertainment Corporation(a)	7.2500	05/15/31	49,436
400,000	Six Flags Entertainment Corporation(a)	8.6250	01/15/32	405,844
				455,280
	LEISURE PRODUCTS — 0.2%
50,000	Polaris, Inc.	5.6000	03/01/31	49,545

	METALS & MINING — 0.2%
50,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	48,360

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.0% (Continued)
	OIL & GAS PRODUCERS — 1.0%
200,000	Calumet Specialty Products Partners, L.P.(a)	9.7500	02/15/31	$ 216,811
50,000	Golar LNG Ltd.(a)	7.5000	10/02/30	51,280
				268,091
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
50,000	WBI Operating, LLC(a)	6.2500	10/15/30	50,286

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
50,000	Highwoods Realty, L.P.	5.3500	01/15/33	48,954

	RETAIL - DISCRETIONARY — 1.6%
150,000	Bath & Body Works, Inc.	6.7500	07/01/36	149,513
50,000	Macy's Retail Holdings, LLC(a)	6.7000	07/15/34	48,609
232,000	Men's Wearhouse, LLC (The)(a)	9.0000	02/01/31	249,997
				448,119
	SOFTWARE — 0.8%
100,000	Concentrix Corporation	6.5000	03/01/29	98,327
125,000	Rocket Software, Inc.(a)	9.0000	11/28/28	127,691
				226,018
	SPECIALTY FINANCE — 5.3%
500,000	ACRES Commercial Realty Corporation	8.6250	07/31/31	499,261
50,000	Burford Capital Global Finance, LLC(a)	9.2500	07/01/31	49,868
150,000	Burford Capital Global Finance, LLC(a)	8.5000	01/15/34	136,181
150,000	FirstCash, Inc.(a)	6.1250	05/01/34	148,445
225,000	LFS Topco, LLC(a)	8.7500	07/15/30	226,263
150,000	Oxford Finance, LLC / Oxford Finance Co-Issuer II,(a)	7.7500	05/15/31	149,944
200,000	Rithm Capital Corporation(a)	8.0000	07/15/30	201,163
75,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	75,797
				1,486,922
	STEEL — 0.2%
50,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	51,047

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.0% (Continued)
	TECHNOLOGY SERVICES — 1.0%
150,000	ION Platform Finance US, Inc. / ION Platform(a)		9.5000	05/30/29	$ 139,248
150,000	ION Platform Finance US, Inc. / ION Platform(a)		9.0000	08/01/29	137,286
					276,534

	TELECOMMUNICATIONS — 0.2%
50,000	Cogent Communications Group, Inc.(a)		7.0000	06/15/27	47,641

	TRANSPORTATION & LOGISTICS — 2.3%
625,000	Canada Cartage Corporation(a)		9.7500	05/08/31	615,625

	TOTAL CORPORATE BONDS (Cost $6,215,037)				6,279,415

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 2.7%
	SOFTWARE — 2.7%
750,000	Proofpoint, Inc. TL(b)	TSFR1M + 4.500%	8.1700	08/31/30	741,030

	TOTAL TERM LOANS (Cost $735,009)				741,030

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.9%
	AGENCY FIXED RATE — 49.9%
112,236	Fannie Mae Pool CB5580		4.5000	10/01/52	106,190
103,089	Fannie Mae Pool FS8486		4.5000	12/01/52	97,553
333,241	Fannie Mae Pool CB6862		5.0000	08/01/53	323,771
465,768	Fannie Mae Pool MA5294		5.0000	03/01/54	450,630
108,914	Fannie Mae Pool MA5353		5.5000	05/01/54	107,948
469,552	Fannie Mae Pool MA5469		5.0000	09/01/54	455,234
2,424,953	Fannie Mae Pool FA5775		4.5000	10/01/54	2,286,603
95,669	Fannie Mae Pool MA5585		5.0000	01/01/55	92,419
107,173	Fannie Mae Pool MA5613		5.0000	02/01/55	103,850
2,441,814	Fannie Mae Pool MA5734		5.0000	06/01/55	2,358,142
1,519,373	Fannie Mae Pool FA2998		5.5000	10/01/55	1,505,691

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.9% (Continued)
	AGENCY FIXED RATE — 49.9% (Continued)
249,016	Fannie Mae Pool MA6144	5.0000	08/01/56	$ 240,402
913,924	Freddie Mac Pool RA7357	4.5000	07/01/52	865,588
558,715	Freddie Mac Pool RA7784	4.5000	08/01/52	528,989
150,395	Freddie Mac Pool SD6706	4.5000	01/01/54	141,957
401,089	Freddie Mac Pool SD6985	5.0000	11/01/54	387,369
121,765	Freddie Mac Pool SD8521	4.0000	04/01/55	111,233
1,031,779	Freddie Mac Pool SD8523	5.0000	04/01/55	996,426
2,336,355	Freddie Mac Pool RQ0118	5.0000	05/01/56	2,255,535
249,320	Freddie Mac Pool SL5598	5.0000	06/01/56	240,973
				13,656,503
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $13,878,416)			13,656,503

	TOTAL INVESTMENTS - 100.7% (Cost $27,720,513)			$ 27,537,368
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(188,252)
	NET ASSETS - 100.0%			$ 27,349,116

A/S	- Anonim Sirketi
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
Ltd.	- Limited Company
PLC	- Public Limited Company

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the total market value of 144A securities is 12,067,245, or 44.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on August 31, 2026.